FEDERATED HERMES ADVISER SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 29,2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ADVISER SERIES (the “Registrant”)
Federated Emerging Markets Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes International Equity Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes International Growth Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 333-218374 1940 Act File No. 811-23259

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 51 on July 27, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary